Financial Instruments / Risk Management	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments / Risk Management
20.
FINANCIAL INSTRUMENTS / RISK MANAGEMENT

Categories of financial instruments:

As indicated in Note 3, all financial assets and liabilities are shown at amortized cost. The following table shows the carrying amounts of financial assets and liabilities:

in CHF thousands	As of December 31,
Financial assets	2022	2021
Financial assets - non-current	50	52
Other current assets (without prepaids)	166	151
Accrued income	912	760
Cash and cash equivalents	19,786	46,277
Total	20,914	47,240

in CHF thousands	As of December 31,
Financial liabilities	2022	2021
Trade payables	3,867	824
Accrued expenses and other payables	8,011	3,045
Lease liabilities	633	770
Long-term financial debt related to preferred shares/accrued dividend	122,449	113,502
Total	134,960	118,141

Below is the net debt table of liabilities from financing activities:

in CHF thousands	Preferred shares	Leasing	Total
Net debt as of December 31, 2020	(53,978)	(833)	(54,811)
Cashflows	(56,096)	147	(55,948)
Interest calculated on Series B & C shares	(4,996)	-	(4,996)
Transaction costs related to 2021	834	-	834
Oculis SA office lease addition/remeasurement	-	(28)	(28)
Interest calculated on leases	-	(49)	(49)
Indexation for the period	-	(26)	(26)
FX revaluation	735	18	753
Net debt as of December 31, 2021	(113,502)	(770)	(114,272)
Cashflows	(2,030)	204	(1,826)
Interest calculated on Series B & C shares	(6,343)	-	(6,343)
Transaction costs related to 2022	54	-	54
Interest calculated on leases	-	(45)	(45)
Indexation for the period	-	(70)	(70)
FX revaluation	(628)	48	(580)
Net debt as of December 31, 2022	(122,449)	(633)	(123,082)

Fair values

Due to their short-term nature, the carrying value of cash and cash equivalents, trade and other receivables and trade and other payables approximates their fair value.

For long-term financial debt, resulting from the issuance of preferred shares as described in Note 14, the fair value can be determined from the similar or identical instruments issued by the Company during 2022. This level 2 value resulted in a fair value of CHF 115,707 thousand compared to a book value of CHF 122,449 thousand. In 2021, these shares had a book value of CHF 113,502 thousand while the fair value was CHF 107,187 thousand.

Risk assessment

Since 2018 the Company implemented an Internal Control System (ICS), which includes a risk assessment. The ultimate responsibility of the risk management is of the Board of Directors and a yearly review takes place during one of the Board of Directors meetings.

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Company’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

Foreign currency risks

In 2020, the Group had all of its grant income and a significant part of its expenses, assets and liabilities denominated in Islandic Krona (ISK). Starting in 2020, Oculis is also present in the U.S. and France with local currencies in US Dollar and Euro. Starting in 2021, Oculis also reports figures in HKD from its subsidiary in Hong Kong.

The following table demonstrates the sensitivity of reasonably possible changes in ISK, EUR, USD and HKD exchange rate on the Group net result or on equity:

	For the Years Ended / As of December 31,
in CHF thousands	2022		2021
Change in rate	Impact on loss	Impact on equity	Impact on loss	Impact on equity
+5% ISK	7	(16)	(101)	125
-5% ISK	(7)	16	101	(125)
+5% EUR	(4)	99	(24)	5
-5% EUR	4	(99)	24	(5)
+5% USD	7	138	(66)	-
-5% USD	(7)	(138)	66	-
+5% HKD	-	(6)	(1)	(174)
-5% HKD	-	6	1	174

Interest rate risk

The Company’s long-term financial liabilities, which result from the issuance of preferred shares as indicated in Note 14, bear a deemed interest resulting from the preferred dividend, due under certain circumstances, at a fixed rate of 6.00% per year. The other financial instruments of the Group are not bearing interest and are therefore not subject to interest rate risk.

Hedging activities

There are no hedging activities within the Group.

Credit risk

As of December 31, 2022, there is no material credit risk in the Group. The maximum exposure is the carrying amount of cash and other receivables. There is no concentration of credit risk within the Group. Furthermore, there is no significant credit risk on cash and cash equivalents.

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Liquidity management is performed by Group finance based on cash flow forecasts which are prepared on a rolling basis and focuses mainly on ensuring that the Group has sufficient cash to meet its operational needs. The Group’s liquidity needs have been historically satisfied by issuing preferred shares.

All of the Company’s financial instruments, except long-term financial liabilities and the long-term portion of the lease liabilities are due within one year.

in CHF thousands	As of December 31, 2022	Less than one year	Over one year	As of December 31, 2021	Less than one year	Over one year
Trade payables	3,867	3,867	-	824	824	-
Accrued expenses and other payables	8,011	8,011	-	3,045	3,045	-
Long-term financial debt	170,988	-	170,988	167,113	-	167,113
Lease liability	743	149	594	845	199	646
Total	183,609	12,027	171,582	171,827	4,068	167,759

Long-term financial liabilities result from the issuance of preferred shares as indicated in Note 18. They might become due in the case of certain liquidation or exit events within the next year.

Capital management

Since its incorporation, the Group has primarily funded its operations through capital increases, and at the current development stage, the Group frequently raises new funds to finance its projects. Refer to Notes 14 and 15 for further details.